ASTOR DYNAMIC ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 97.4%
	COMMODITY - 5.4%
378,723	Invesco Optimum Yield Diversified Commodity	$ 7,063,184

	EQUITY - 57.4%
123,501	iShares MSCI Emerging Markets ex China ETF	6,730,805
115,931	iShares MSCI USA Equal Weighted ETF	9,032,439
112,102	iShares MSCI USA Min Vol Factor ETF	8,231,650
383,797	SPDR Portfolio S&P 1500 Composite Stock Market ETF	19,500,725
150,990	SPDR Portfolio S&P 400 Mid Cap ETF	6,611,852
388,326	SPDR Portfolio S&P 500 ETF	18,814,394
65,191	Vanguard Real Estate ETF	6,775,953
		75,697,818
	FIXED INCOME - 34.6%
145,079	First Trust Senior Loan ETF	6,818,713
318,104	Invesco BulletShares 2024 Corporate Bond ETF	6,629,287
134,931	Janus Henderson AAA CLO ETF	6,788,379
148,812	SPDR Blackstone Senior Loan ETF	6,617,670
445,009	SPDR Blbg Investment Grade Floating Rate ETF	13,559,424
105,803	VictoryShares USAA Core Short-Term Bond ETF	5,227,197
		45,640,670

	TOTAL EXCHANGE-TRADED FUNDS (Cost $126,700,198)	128,401,672

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 2.7%
	MONEY MARKET FUNDS - 2.7%
3,602,350	First American Government Obligations Fund, Class X, 0.22% (Cost $3,602,350)(a)	3,602,350

	TOTAL INVESTMENTS - 100.1% (Cost $130,302,548)	$ 132,004,022
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(162,186)
	NET ASSETS - 100.0%	$ 131,841,836

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of April 30, 2022.

ASTOR MACRO ALTERNATIVE FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 92.1%
	COMMODITY - 4.8%
11,421	SPDR Gold Shares(a)	$ 2,020,489

	EQUITY - 34.4%
50,132	Alerian MLP ETF	1,908,525
248	Invesco QQQ Trust Series 1	77,686
1,160	iShares MSCI Brazil ETF	38,013
5,876	iShares MSCI Chile ETF	149,192
6,366	iShares MSCI Indonesia ETF	160,551
6,489	iShares MSCI Malaysia ETF	160,992
3,145	iShares MSCI Mexico ETF	155,457
7,071	iShares MSCI Poland ETF	111,580
3,379	iShares MSCI South Africa ETF	161,989
2,082	iShares MSCI Taiwan ETF	116,405
1,581	iShares MSCI Thailand ETF	117,737
6,892	iShares MSCI Turkey ETF	153,623
72,672	iShares Select Dividend ETF	8,976,445
459	SPDR S&P 500 ETF Trust	189,108
18,284	Vanguard Real Estate ETF	1,900,439
		14,377,742
	FIXED INCOME - 52.9%
3,176	iShares 20+ Year Treasury Bond ETF	379,373
3,687	iShares Core U.S. Aggregate Bond ETF	379,282
38,369	iShares Floating Rate Bond ETF	1,938,018
141,231	iShares Short Treasury Bond ETF	15,563,657
4,888	iShares TIPS Bond ETF	591,790
62,931	iShares Trust iShares 1-5 Year Investment Grade	3,203,818
		22,055,938

	TOTAL EXCHANGE-TRADED FUNDS (Cost $38,632,330)	38,454,169

ASTOR MACRO ALTERNATIVE FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022

Shares					Fair Value
	SHORT-TERM INVESTMENTS — 3.5%
	MONEY MARKET FUNDS - 3.5%
1,466,355	First American Government Obligations Fund, Class X, 0.22% (Cost $1,466,355)(b)				$ 1,466,355

	TOTAL INVESTMENTS - 95.6% (Cost $40,098,685)				$ 39,920,524
	OTHER ASSETS IN EXCESS OF LIABILITIES- 4.4%				1,855,165
	NET ASSETS - 100.0%				$ 41,775,689

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Counterparty	Expiration	Notional Amount(c)	Value and Unrealized Appreciation (Depreciation)
9	CBOE Volatility Index Future(d)	StoneX	05/18/2022	$ 284,838	$ 29,388
23	CBOT 10 Year US Treasury Note(d)	StoneX	06/21/2022	2,740,588	(159,037)
15	CBOT US Long Bond Future(d)	StoneX	06/21/2022	2,110,320	7,039
17	Eurex 10 Year Euro BUND Future(d)	StoneX	06/08/2022	2,753,670	(191,651)
17	Long Gilt Future(d)	StoneX	06/28/2022	2,531,724	(80,911)
28	Montreal Exchange 10 Year Canadian Bond Future(d)	StoneX	06/21/2022	2,754,035	(186,431)
6	NYMEX Henry Hub Natural Gas Futures(d)	StoneX	10/27/2022	441,480	17,490
5	NYMEX Light Sweet Crude Oil Future(d)	StoneX	09/20/2022	483,400	(1,310)
29	SFE 10 Year Australian Bond Future(d)	StoneX	06/15/2022	2,543,309	(112,496)
2	TSE Japanese 10 Year Bond Futures(d)	StoneX	06/13/2022	2,306,121	(3,863)
	TOTAL FUTURES CONTRACTS				$ (681,782)

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Counterparty	Expiration	Notional Amount(c)	Value and Unrealized Appreciation (Depreciation)
34	CBOT Corn Future(d)	StoneX	12/14/2022	$ 1,277,125	$ (10,350)
6	CBOT Soybean Future(d)	StoneX	11/14/2022	454,425	(1,050)
11	CBOT Soybean Meal Future(d)	StoneX	12/14/2022	445,390	7,970
9	CBOT Soybean Oil Future(d)	StoneX	12/14/2022	406,836	(20,244)
18	CBOT Wheat Future(d)	StoneX	07/14/2022	950,175	(69,825)
10	CME Australian Dollar Currency Future(d)	StoneX	06/13/2022	708,700	7,200
58	CME British Pound Currency Future(d)	StoneX	06/13/2022	4,567,137	157,164
6	CME E-Mini Standard & Poor's 500 Index Future(d)	StoneX	06/17/2022	1,238,250	66,863
17	CME Euro Foreign Exchange Currency Future(d)	StoneX	06/13/2022	2,250,163	19,093
15	CME Japanese Yen Currency Future(d)	StoneX	06/13/2022	1,450,313	19,468
20	CME Lean Hogs Future(d)	StoneX	06/14/2022	851,000	46,560
35	CME Live Cattle Future(d)	StoneX	06/30/2022	1,857,100	53,360
10	NYBOT CSC C Coffee Future(d)	StoneX	07/19/2022	832,875	35,588
48	NYBOT CSC Cocoa Future(d)	StoneX	07/14/2022	1,232,160	20,389
25	NYBOT CSC Number 11 World Sugar Future(d)	StoneX	06/30/2022	536,200	12,477
13	NYBOT CTN Number 2 Cotton Future(d)	StoneX	07/07/2022	946,595	(77,620)

ASTOR MACRO ALTERNATIVE FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Short Futures Contracts	Counterparty	Expiration	Notional Amount(c)	Value and Unrealized Appreciation (Depreciation)
4	NYMEX NY Harbor ULSD Futures(d)	StoneX	05/31/2022	$ 674,890	$ (77,482)
	TOTAL FUTURES CONTRACTS				$ 189,561

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of April 30, 2022.
(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.
(d)	All or a portion of this investment is a holding of the [CFC Name].

ASTOR SECTOR ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.9%
	EQUITY - 74.4%
25,606	Consumer Discretionary Select Sector SPDR Fund	$ 4,170,706
31,474	Consumer Staples Select Sector SPDR Fund	2,443,641
20,854	Energy Select Sector SPDR Fund	1,567,178
22,120	First Trust Technology AlphaDEX Fund	2,305,125
32,453	Health Care Select Sector SPDR Fund	4,228,302
11,796	Invesco S&P 500 Equal Weight Technology ETF	3,054,574
13,299	Materials Select Sector SPDR Fund	1,130,814
5,227	Technology Select Sector SPDR Fund	739,202
		19,639,542
	FIXED INCOME - 24.5%
56,812	BLACKROCK SHORT MATURITY BOND	2,809,922
17,931	iShares Short Treasury Bond ETF	1,975,996
55,528	SPDR Blbg Investment Grade Floating Rate ETF	1,691,938
		6,477,856

	TOTAL EXCHANGE-TRADED FUNDS (Cost $23,985,935)	26,117,398

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 1.2%
	MONEY MARKET FUNDS - 1.2%
327,348	First American Government Obligations Fund, Class X, 0.22% (Cost $327,348)(a)	327,348

	TOTAL INVESTMENTS - 100.1% (Cost $24,313,283)	$ 26,444,746
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(38,281)
	NET ASSETS - 100.0%	$ 26,406,465

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of April 30, 2022.